Cover	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0002000182
Document Type	N-CSR
Entity Registrant Name	Denali Structured Return Strategy Fund
Document Period End Date	Mar. 31, 2026
Amendment Flag	false